Stock Issuances	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Stock Issuances

Note 5 – Stock Issuances

During the nine months ended September 30, 2025, the Company issued a total of 4,440,580 shares of common stock. Of this amount:

•	2,500,000 shares were issued for services valued at $25,000 in June 9 of 2025, which was determined based on the fair market value of the Company’s common stock on the date of issuance. The value of services was recorded as expenses in the accompanying statement of operations
•	266,667 shares were issued for cash proceeds of $40,000. On July 29, 2025, 66,667 shares were issued for cash valued at $20,000, based on the fair market value of the Company’s common stock on that date. Additionally, on September 23, 2025, 200,000 shares were issued for cash valued at $20,000, also determined by the fair market value of the Company’s common stock on that date. In addition, the Company issued two Common Stock Purchase Warrants in connection with consideration received by the Company. The first warrant entitles the holder to purchase up to 66,667 shares of the Company’s common stock at an exercise price of $0.30 per share. The warrant is exercisable from the date of issuance through September 8, 2028, unless earlier exercised or terminated pursuant to its terms. The second warrant entitles the holder to purchase up to 200,000 shares of the Company’s common stock at an exercise price of $0.20 per share. The warrant is exercisable from the date of issuance through July 29, 2028, unless earlier exercised or terminated pursuant to its terms. As of September 30, 2025, the warrants remained unexercised and outstanding.
•	1,000,000 shares were issued for services valued at $100,000 on July 7, 2025, based on the fair market value of the Company’s common stock on that date. The value of services was recorded as expenses in the accompanying statement of operations.
•	500,000 shares were issued for services valued at $50,000 on July 7, 2025, which was determined based on the fair market value of the Company’s common stock on the date of issuance. The value of services was recorded as s prepaid expense in the accompanying financial statements.
•	On August 20, 2025, 173,913 shares were issued for an intangible asset valued at $200,000, based on the fair market value of the Company’s common stock on the issuance date. The acquisition was recorded as an intangible asset on the accompanying balance sheet.

No stock was issued to related parties during the period.